Segment and Geographic Information - Schedule of Segment and Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total Revenues	$ 77,513	$ 58,053	$ 138,416	$ 110,096	$ 238,833	$ 197,452
Colombia [Member]
Segment Reporting Information [Line Items]
Total Revenues	28,300	21,869	46,878	39,251
United States [Member]
Segment Reporting Information [Line Items]
Total Revenues	45,474	33,344	82,640	65,022
Panama [Member]
Segment Reporting Information [Line Items]
Total Revenues	1,511	1,355	4,425	2,823
Others [Member]
Segment Reporting Information [Line Items]
Total Revenues	$ 2,228	$ 1,485	$ 4,473	$ 3,000